Fair Value Measurement - Carrying Amount and Fair Values of Financial Instruments (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Financial Assets:
Cash and due from financial institutions	$ 35,561	$ 29,858	$ 34,186	$ 45,963
Securities available for sale	196,249	197,905
Loans, net of allowance for loan losses	987,166	900,589
Other securities	13,452	12,586
Bank owned life insurance	20,104	19,637
Financial Liabilities:
Time deposits	211,049
Short-term FHLB advances	0
Long-term FHLB advances	17,500	22,500
Securities sold under agreement to repurchase	25,040	21,613	$ 20,053
Carrying Amount [Member]
Financial Assets:
Cash and due from financial institutions	35,561	29,858
Securities available for sale	196,249	197,905
Loans, held for sale	2,698	2,410
Loans, net of allowance for loan losses	987,166	900,589
Other securities	13,452	12,586
Bank owned life insurance	20,104	19,637
Accrued interest receivable	3,902	3,852
Swap asset	1,962	1,721
Financial Liabilities:
Nonmaturing deposits	840,984	748,948
Time deposits	211,049	219,970
Short-term FHLB advances	53,700	42,700
Long-term FHLB advances	17,500	22,500
Securities sold under agreement to repurchase	25,040	21,613
Subordinated debentures	29,427	29,427
Accrued interest payable	120	126
Swap liability	1,962	1,721
Total Fair Value [Member]
Financial Assets:
Cash and due from financial institutions	35,561	29,858
Securities available for sale	196,249	197,905
Loans, held for sale	2,698	2,410
Loans, net of allowance for loan losses	986,848	908,118
Other securities	13,452	12,586
Bank owned life insurance	20,104	19,637
Accrued interest receivable	3,902	3,852
Swap asset	1,962	1,721
Financial Liabilities:
Nonmaturing deposits	840,984	748,948
Time deposits	212,006	221,263
Short-term FHLB advances	52,906	42,700
Long-term FHLB advances	17,687	22,699
Securities sold under agreement to repurchase	25,040	21,613
Subordinated debentures	25,572	24,688
Accrued interest payable	120	126
Swap liability	1,962	1,721
(Level 1) [Member]
Financial Assets:
Cash and due from financial institutions	35,561	29,858
Loans, held for sale	2,698	2,410
Other securities	13,452	12,586
Bank owned life insurance	20,104	19,637
Accrued interest receivable	3,902	3,852
Financial Liabilities:
Nonmaturing deposits	840,984	748,948
Short-term FHLB advances	52,906	42,700
Securities sold under agreement to repurchase	25,040	21,613
Accrued interest payable	120	126
(Level 2) [Member]
Financial Assets:
Securities available for sale	196,249	197,905
Swap asset	1,962	1,721
Financial Liabilities:
Swap liability	1,962	1,721
(Level 3) [Member]
Financial Assets:
Loans, net of allowance for loan losses	986,848	908,118
Financial Liabilities:
Time deposits	212,006	221,263
Long-term FHLB advances	17,687	22,699
Subordinated debentures	$ 25,572	$ 24,688